Earnings/(loss) per Share, detail (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Abstract]
Net income/(loss)	$ 16,580	$ (511,714)	$ (164,237)
Less dividends on series B preferred shares	(5,769)	(5,769)	(5,769)
Net income/(loss) attributed to common stockholders	$ 10,811	$ (517,483)	$ (170,006)
Weighted average number of common shares, basic	103,736,742	95,731,093	80,441,517
Incremental shares	979,141	0	0
Weighted average number of common shares, diluted	104,715,883	95,731,093	80,441,517
Earnings/(loss) per share, basic and diluted	$ 0.1	$ (5.41)	$ (2.11)